LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.33%
Aerospace & Defense–2.31%
†Axon Enterprise, Inc.	16,100	$6,837,509
†Boeing Co.	166,389	33,116,403
General Dynamics Corp.	53,660	18,417,185
General Electric Co.	222,007	62,998,926
Howmet Aerospace, Inc.	84,960	19,579,882
Huntington Ingalls Industries, Inc.	8,500	3,229,150
L3Harris Technologies, Inc.	39,446	13,614,787
Lockheed Martin Corp.	43,182	26,098,769
Northrop Grumman Corp.	28,413	19,384,485
RTX Corp.	285,671	55,105,936
Textron, Inc.	38,822	3,399,254
TransDigm Group, Inc.	11,960	13,861,162
		275,643,448
Air Freight & Logistics–0.34%
CH Robinson Worldwide, Inc.	24,927	4,139,627
Expeditors International of Washington, Inc.	29,076	4,164,555
FedEx Corp.	46,203	16,456,585
United Parcel Service, Inc. Class B	156,824	15,428,345
		40,189,112
Automobile Components–0.03%
†Aptiv PLC	46,124	3,202,851
		3,202,851
Automobiles–2.06%
Ford Motor Co.	840,402	9,698,239
General Motors Co.	189,806	14,140,547
†Tesla, Inc.	596,840	221,875,270
		245,714,056
Banks–3.47%
Bank of America Corp.	1,404,501	68,469,424
Citigroup, Inc.	369,362	41,889,344
Citizens Financial Group, Inc.	89,800	5,385,306
Fifth Third Bancorp	191,367	8,890,911
Huntington Bancshares, Inc.	432,520	6,768,938
JPMorgan Chase & Co.	571,440	168,094,790
KeyCorp	194,794	3,905,620
M&T Bank Corp.	33,024	6,826,721
PNC Financial Services Group, Inc.	82,846	17,239,424
Regions Financial Corp.	182,114	4,756,818
Truist Financial Corp.	269,542	12,390,846
U.S. Bancorp	332,556	17,296,238
Wells Fargo & Co.	654,082	52,071,468
		413,985,848
Beverages–1.12%
Brown-Forman Corp. Class B	38,550	1,019,262
Coca-Cola Co.	822,197	62,528,082
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	29,935	$4,490,250
Keurig Dr. Pepper, Inc.	288,000	7,583,040
Molson Coors Beverage Co. Class B	39,717	1,710,214
†Monster Beverage Corp.	150,402	10,898,129
PepsiCo, Inc.	289,775	44,999,160
		133,228,137
Biotechnology–1.78%
AbbVie, Inc.	375,549	81,678,152
Amgen, Inc.	114,817	40,398,362
†Biogen, Inc.	30,549	5,600,548
Gilead Sciences, Inc.	264,449	36,856,257
†Incyte Corp.	35,000	3,294,200
†Moderna, Inc.	76,700	3,896,360
Regeneron Pharmaceuticals, Inc.	21,322	16,474,230
†Vertex Pharmaceuticals, Inc.	53,860	24,050,644
		212,248,753
Broadline Retail–3.69%
†Amazon.com, Inc.	2,071,460	431,422,974
eBay, Inc.	96,344	8,769,231
		440,192,205
Building Products–0.49%
A.O. Smith Corp.	26,500	1,747,410
Allegion PLC	19,225	2,793,200
†Builders FirstSource, Inc.	23,300	1,918,289
Carrier Global Corp.	166,161	9,356,526
Johnson Controls International PLC	129,289	16,930,395
Lennox International, Inc.	7,000	3,248,910
Masco Corp.	46,421	2,802,436
Trane Technologies PLC	46,975	19,576,361
		58,373,527
Capital Markets–3.20%
Ameriprise Financial, Inc.	19,042	8,462,265
ARES Management Corp. Class A	43,700	4,767,670
Bank of New York Mellon Corp.	147,603	17,510,144
Blackrock, Inc.	30,691	29,515,842
Blackstone, Inc.	156,400	17,984,436
Cboe Global Markets, Inc.	22,900	6,436,503
Charles Schwab Corp.	354,925	33,355,851
CME Group, Inc.	77,013	22,745,790
†Coinbase Global, Inc. Class A	47,780	8,342,866
FactSet Research Systems, Inc.	8,300	1,801,017
Franklin Resources, Inc.	67,456	1,593,311
Goldman Sachs Group, Inc.	63,846	54,013,078
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc. Class A	95,100	$6,378,357
Intercontinental Exchange, Inc.	120,830	19,004,142
Invesco Ltd.	98,739	2,398,370
KKR & Co., Inc.	146,900	13,588,250
Moody's Corp.	32,902	14,353,497
Morgan Stanley	254,288	41,848,176
MSCI, Inc.	15,800	8,516,358
Nasdaq, Inc.	91,331	7,753,089
Northern Trust Corp.	40,184	5,608,481
Raymond James Financial, Inc.	37,650	5,451,343
†Robinhood Markets, Inc. Class A	166,200	11,517,660
S&P Global, Inc.	64,557	27,458,674
State Street Corp.	58,590	7,415,150
T. Rowe Price Group, Inc.	48,035	4,329,875
		382,150,195
Chemicals–1.17%
Air Products & Chemicals, Inc.	47,599	13,827,034
Albemarle Corp.	25,300	4,542,109
CF Industries Holdings, Inc.	34,290	4,452,214
Corteva, Inc.	142,227	11,905,822
Dow, Inc.	152,227	6,340,255
DuPont de Nemours, Inc.	83,549	3,826,544
Ecolab, Inc.	54,397	14,470,690
International Flavors & Fragrances, Inc.	55,504	4,026,815
Linde PLC	99,280	49,219,053
LyondellBasell Industries NV Class A	56,280	4,533,917
Mosaic Co.	72,847	1,857,598
PPG Industries, Inc.	48,756	5,211,041
Sherwin-Williams Co.	48,788	15,638,993
		139,852,085
Commercial Services & Supplies–0.45%
Cintas Corp.	72,432	12,251,149
†Copart, Inc.	187,000	6,208,400
Republic Services, Inc.	43,137	9,447,866
Rollins, Inc.	58,325	3,115,138
Veralto Corp.	54,467	4,815,972
Waste Management, Inc.	79,271	18,215,683
		54,054,208
Communications Equipment–1.11%
†Arista Networks, Inc.	218,500	26,827,430
†Ciena Corp.	30,000	11,646,900
Cisco Systems, Inc.	838,824	65,084,354
†F5, Inc.	12,396	3,586,535
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Lumentum Holdings, Inc.	14,900	$10,471,124
Motorola Solutions, Inc.	35,322	15,328,688
		132,945,031
Construction & Engineering–0.29%
Comfort Systems USA, Inc.	7,360	10,149,366
EMCOR Group, Inc.	9,500	7,013,945
Quanta Services, Inc.	31,987	17,561,503
		34,724,814
Construction Materials–0.25%
CRH PLC	142,000	14,927,040
Martin Marietta Materials, Inc.	13,100	7,711,708
Vulcan Materials Co.	28,163	7,668,785
		30,307,533
Consumer Finance–0.53%
American Express Co.	114,250	34,558,340
Capital One Financial Corp.	131,801	24,044,457
Synchrony Financial	71,568	4,868,055
		63,470,852
Consumer Staples Distribution & Retail–2.07%
Costco Wholesale Corp.	94,368	94,031,106
Dollar General Corp.	45,829	5,441,277
†Dollar Tree, Inc.	40,583	4,444,244
Kroger Co.	121,546	8,795,069
Sysco Corp.	100,318	7,155,683
Target Corp.	97,638	11,833,726
Walmart, Inc.	930,885	115,690,388
		247,391,493
Containers & Packaging–0.19%
Amcor PLC	100,881	4,010,020
Avery Dennison Corp.	17,243	2,977,521
Ball Corp.	59,156	3,496,711
International Paper Co.	116,601	4,162,656
Packaging Corp. of America	19,600	4,159,512
Smurfit Westrock PLC	108,318	4,316,472
		23,122,892
Distributors–0.04%
Genuine Parts Co.	30,341	3,208,561
Pool Corp.	6,700	1,355,611
		4,564,172
Diversified Telecommunication Services–0.92%
AT&T, Inc.	1,479,740	42,897,663
Comcast Corp. Class A	756,144	21,708,894
Verizon Communications, Inc.	891,658	44,761,231
		109,367,788
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–1.65%
Alliant Energy Corp.	53,100	$3,810,456
American Electric Power Co., Inc.	114,178	14,966,452
Constellation Energy Corp.	65,658	18,334,996
Duke Energy Corp.	166,148	21,755,419
Edison International	79,904	5,847,375
Entergy Corp.	95,244	10,701,616
Evergy, Inc.	47,999	3,932,078
Eversource Energy	79,974	5,540,599
Exelon Corp.	214,956	10,537,143
FirstEnergy Corp.	109,106	5,527,310
NextEra Energy, Inc.	439,132	40,786,580
NRG Energy, Inc.	41,955	6,131,304
PG&E Corp.	464,700	8,164,779
Pinnacle West Capital Corp.	24,883	2,506,962
PPL Corp.	157,698	6,024,064
Southern Co.	235,126	22,694,361
Xcel Energy, Inc.	126,577	10,055,277
		197,316,771
Electrical Equipment–1.19%
AMETEK, Inc.	49,700	10,653,692
Eaton Corp. PLC	82,677	29,571,082
Emerson Electric Co.	120,330	15,765,637
GE Vernova, Inc.	57,001	49,756,173
†Generac Holdings, Inc.	13,300	2,597,889
Hubbell, Inc.	11,080	5,437,399
Rockwell Automation, Inc.	23,750	8,523,400
Vertiv Holdings Co. Class A	80,600	20,196,748
		142,502,020
Electronic Equipment, Instruments & Components–0.89%
Amphenol Corp. Class A	260,328	32,892,443
CDW Corp.	27,300	3,303,846
†Coherent Corp.	39,200	9,337,832
Corning, Inc.	165,360	22,483,999
Jabil, Inc.	23,100	6,136,053
†Keysight Technologies, Inc.	36,100	10,193,557
TE Connectivity PLC	62,711	13,107,853
†Teledyne Technologies, Inc.	10,097	6,108,786
†Zebra Technologies Corp. Class A	11,000	2,299,880
		105,864,249
Energy Equipment & Services–0.30%
Baker Hughes Co.	207,497	12,667,692
Halliburton Co.	178,237	6,949,461
SLB Ltd.	309,273	15,893,539
		35,510,692
Entertainment–1.35%
Electronic Arts, Inc.	47,879	9,761,092
†Live Nation Entertainment, Inc.	32,700	4,987,077
†Netflix, Inc.	894,100	85,967,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment (continued)
†Take-Two Interactive Software, Inc.	36,500	$7,208,750
TKO Group Holdings, Inc.	14,700	2,964,255
Walt Disney Co.	374,335	36,078,407
†Warner Bros Discovery, Inc.	500,613	13,746,833
		160,714,129
Financial Services–3.59%
Apollo Global Management, Inc.	98,800	11,008,296
†Berkshire Hathaway, Inc. Class B	388,689	186,259,769
†Block, Inc.	117,100	7,047,078
†Corpay, Inc.	14,660	4,265,913
Fidelity National Information Services, Inc.	109,589	5,140,820
†Fiserv, Inc.	116,524	6,502,039
Global Payments, Inc.	49,045	3,300,729
Jack Henry & Associates, Inc.	16,100	2,544,444
Mastercard, Inc. Class A	172,440	86,161,370
PayPal Holdings, Inc.	197,544	8,934,915
Visa, Inc. Class A	356,108	107,630,082
		428,795,455
Food Products–0.46%
Archer-Daniels-Midland Co.	101,523	7,379,707
Bunge Global SA	29,500	3,752,400
Campbell's Co.	46,050	1,025,533
Conagra Brands, Inc.	104,552	1,643,557
General Mills, Inc.	112,912	4,202,585
Hershey Co.	32,030	6,658,717
Hormel Foods Corp.	64,172	1,453,496
J.M. Smucker Co.	23,847	2,299,805
Kraft Heinz Co.	177,324	3,988,017
McCormick & Co., Inc.	54,538	2,750,897
Mondelez International, Inc. Class A	274,608	15,828,405
Tyson Foods, Inc. Class A	58,250	3,732,077
		54,715,196
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	6,446,728
		6,446,728
Ground Transportation–0.86%
CSX Corp.	395,312	16,227,558
JB Hunt Transport Services, Inc.	15,700	3,326,830
Norfolk Southern Corp.	47,512	13,635,944
Old Dominion Freight Line, Inc.	38,900	7,601,060
†Uber Technologies, Inc.	434,700	31,267,971
Union Pacific Corp.	126,002	30,570,605
		102,629,968
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.78%
Abbott Laboratories	368,380	$37,821,575
†Align Technology, Inc.	14,400	2,468,592
Baxter International, Inc.	113,522	1,907,170
Becton Dickinson & Co.	61,213	9,624,520
†Boston Scientific Corp.	314,887	19,759,159
†Cooper Cos., Inc.	43,600	3,117,400
†Dexcom, Inc.	79,500	4,992,600
†Edwards Lifesciences Corp.	122,348	9,797,628
GE HealthCare Technologies, Inc.	96,049	6,836,768
†Hologic, Inc.	45,900	3,469,581
†IDEXX Laboratories, Inc.	16,960	9,529,654
†Insulet Corp.	15,300	3,210,552
†Intuitive Surgical, Inc.	75,387	34,752,653
Medtronic PLC	271,396	23,516,463
ResMed, Inc.	30,820	6,918,474
†Solventum Corp.	30,470	1,989,691
STERIS PLC	20,500	4,533,165
Stryker Corp.	72,812	23,925,295
Zimmer Biomet Holdings, Inc.	43,290	3,914,282
		212,085,222
Health Care Providers & Services–1.53%
Cardinal Health, Inc.	50,061	10,578,390
Cencora, Inc.	41,478	13,029,899
†Centene Corp.	97,374	3,188,025
Cigna Group	55,342	14,762,479
CVS Health Corp.	269,742	19,372,870
†DaVita, Inc.	6,728	1,034,026
Elevance Health, Inc.	47,048	13,773,302
HCA Healthcare, Inc.	32,900	15,569,596
†Henry Schein, Inc.	20,500	1,510,850
Humana, Inc.	25,432	4,409,655
Labcorp Holdings, Inc.	17,447	4,655,034
McKesson Corp.	26,154	22,632,625
Quest Diagnostics, Inc.	23,911	4,686,078
UnitedHealth Group, Inc.	191,646	51,857,491
Universal Health Services, Inc. Class B	11,600	2,076,052
		183,136,372
Health Care REITs–0.34%
Alexandria Real Estate Equities, Inc.	33,900	1,573,638
Healthpeak Properties, Inc.	142,923	2,348,225
Ventas, Inc.	97,095	7,940,429
Welltower, Inc.	147,301	29,122,881
		40,985,173
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	131,151	2,512,853
		2,512,853
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–1.77%
†Airbnb, Inc. Class A	88,700	$11,201,036
Booking Holdings, Inc.	6,835	28,777,537
Carnival Corp.	232,791	6,024,631
†Chipotle Mexican Grill, Inc.	271,900	8,703,519
Darden Restaurants, Inc.	25,430	4,985,297
Domino's Pizza, Inc.	6,500	2,332,135
†DoorDash, Inc. Class A	79,500	11,936,925
Expedia Group, Inc.	24,749	5,714,297
Hilton Worldwide Holdings, Inc.	49,160	14,948,573
Las Vegas Sands Corp.	64,400	3,469,872
Marriott International, Inc. Class A	46,927	15,348,414
McDonald's Corp.	151,158	46,978,395
†MGM Resorts International	36,700	1,358,267
†Norwegian Cruise Line Holdings Ltd.	100,100	1,871,870
Royal Caribbean Cruises Ltd.	53,500	14,722,130
Starbucks Corp.	241,706	21,654,441
Wynn Resorts Ltd.	17,150	1,741,582
Yum! Brands, Inc.	58,024	9,021,571
		210,790,492
Household Durables–0.24%
DR Horton, Inc.	57,574	7,900,304
Garmin Ltd.	33,924	7,870,707
Lennar Corp. Class A	47,547	4,128,982
†NVR, Inc.	600	3,953,898
PulteGroup, Inc.	41,741	4,909,159
		28,763,050
Household Products–0.84%
Church & Dwight Co., Inc.	51,200	4,777,984
Clorox Co.	24,785	2,568,469
Colgate-Palmolive Co.	171,152	14,587,285
Kimberly-Clark Corp.	69,731	6,726,950
Procter & Gamble Co.	492,031	71,068,958
		99,729,646
Independent Power and Renewable Electricity Producers–0.10%
AES Corp.	151,515	2,134,846
Vistra Corp.	68,200	10,252,506
		12,387,352
Industrial Conglomerates–0.39%
3M Co.	112,083	16,277,814
Honeywell International, Inc.	134,772	30,462,515
		46,740,329
Industrial REITs–0.22%
Prologis, Inc.	198,422	26,227,420
		26,227,420
Insurance–1.72%
Aflac, Inc.	99,522	10,918,559
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Allstate Corp.	55,772	$11,563,767
American International Group, Inc.	113,644	8,551,711
Aon PLC Class A	45,754	14,768,476
†Arch Capital Group Ltd.	75,700	7,266,443
Arthur J Gallagher & Co.	54,800	11,868,584
Assurant, Inc.	10,216	2,225,147
Brown & Brown, Inc.	62,000	4,043,020
Chubb Ltd.	77,686	25,320,198
Cincinnati Financial Corp.	32,575	5,125,676
Erie Indemnity Co. Class A	5,400	1,357,074
Everest Group Ltd.	8,540	2,791,299
Globe Life, Inc.	16,379	2,279,465
Hartford Insurance Group, Inc.	59,889	8,098,789
Loews Corp.	35,508	3,790,124
Marsh & McLennan Cos., Inc.	101,869	17,669,178
MetLife, Inc.	118,815	8,402,597
Principal Financial Group, Inc.	42,233	3,805,616
Progressive Corp.	124,018	24,585,328
Prudential Financial, Inc.	74,625	7,290,116
Travelers Cos., Inc.	45,406	13,244,022
W.R. Berkley Corp.	65,650	4,351,282
Willis Towers Watson PLC	20,481	5,953,827
		205,270,298
Interactive Media & Services–7.57%
Alphabet, Inc. Class A	2,226,060	639,431,721
Meta Platforms, Inc. Class A	462,660	264,701,666
		904,133,387
IT Services–0.80%
Accenture PLC Class A	131,567	26,088,420
†Akamai Technologies, Inc.	32,203	3,698,515
Cognizant Technology Solutions Corp. Class A	101,516	6,228,007
†EPAM Systems, Inc.	12,100	1,638,340
†Gartner, Inc.	15,800	2,501,772
†GoDaddy, Inc. Class A	28,900	2,389,163
International Business Machines Corp.	198,683	48,158,772
VeriSign, Inc.	17,887	4,442,415
		95,145,404
Leisure Products–0.02%
Hasbro, Inc.	26,884	2,516,342
		2,516,342
Life Sciences Tools & Services–0.83%
Agilent Technologies, Inc.	60,437	6,888,609
Bio-Techne Corp.	34,600	1,808,196
†Charles River Laboratories International, Inc.	11,300	1,949,250
Danaher Corp.	133,501	25,311,790
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†IQVIA Holdings, Inc.	36,400	$6,207,656
†Mettler-Toledo International, Inc.	4,270	5,385,324
Revvity, Inc.	23,675	2,074,167
Thermo Fisher Scientific, Inc.	79,913	39,279,637
†Waters Corp.	20,760	6,182,328
West Pharmaceutical Services, Inc.	15,700	3,935,048
		99,022,005
Machinery–1.84%
Caterpillar, Inc.	98,481	69,769,849
Cummins, Inc.	29,137	15,676,289
Deere & Co.	53,380	30,068,954
Dover Corp.	27,951	5,826,386
Fortive Corp.	65,571	3,624,765
IDEX Corp.	16,700	3,165,485
Illinois Tool Works, Inc.	56,239	14,638,449
Ingersoll Rand, Inc.	76,581	6,135,670
Nordson Corp.	11,000	2,926,660
Otis Worldwide Corp.	83,180	6,411,514
PACCAR, Inc.	110,632	12,777,996
Parker-Hannifin Corp.	26,762	23,958,413
Pentair PLC	34,194	2,978,639
Snap-on, Inc.	10,735	3,899,167
Stanley Black & Decker, Inc.	34,140	2,425,988
Westinghouse Air Brake Technologies Corp.	36,109	9,024,000
Xylem, Inc.	52,773	6,306,374
		219,614,598
Media–0.18%
†Charter Communications, Inc. Class A	17,580	3,795,170
†EchoStar Corp. Class A	27,200	3,184,304
Fox Corp. Class A	73,185	4,131,084
News Corp. Class A	108,190	2,785,961
Omnicom Group, Inc.	66,456	5,004,801
Paramount Skydance Corp. Class B	45,287	408,489
†Trade Desk, Inc. Class A	90,600	2,055,714
		21,365,523
Metals & Mining–0.47%
Freeport-McMoRan, Inc.	304,161	17,878,584
Newmont Corp.	231,532	25,063,339
Nucor Corp.	48,243	8,157,891
Steel Dynamics, Inc.	28,800	5,184,000
		56,283,814
Multi-Utilities–0.66%
Ameren Corp.	58,701	6,452,414
CenterPoint Energy, Inc.	141,235	6,095,702
CMS Energy Corp.	65,938	5,115,470
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Consolidated Edison, Inc.	77,012	$8,716,218
Dominion Energy, Inc.	179,452	11,093,723
DTE Energy Co.	43,392	6,344,778
NiSource, Inc.	103,595	4,833,743
Public Service Enterprise Group, Inc.	106,289	8,604,094
Sempra	137,276	13,339,109
WEC Energy Group, Inc.	70,158	8,122,192
		78,717,443
Office REITs–0.02%
BXP, Inc.	33,712	1,749,653
		1,749,653
Oil, Gas & Consumable Fuels–3.68%
APA Corp.	76,326	3,239,275
Chevron Corp.	396,871	82,112,610
ConocoPhillips	261,367	34,500,444
Coterra Energy, Inc.	162,596	5,713,623
Devon Energy Corp.	133,714	6,728,489
Diamondback Energy, Inc.	39,400	7,792,926
EOG Resources, Inc.	116,502	16,842,694
EQT Corp.	130,500	8,305,020
Expand Energy Corp.	46,500	5,104,770
Exxon Mobil Corp.	885,594	150,249,878
Kinder Morgan, Inc.	417,481	13,998,138
Marathon Petroleum Corp.	61,930	15,122,067
Occidental Petroleum Corp.	151,438	9,843,470
ONEOK, Inc.	132,877	12,010,752
Phillips 66	86,071	15,680,415
Targa Resources Corp.	45,800	11,483,434
Texas Pacific Land Corp.	12,600	5,979,456
Valero Energy Corp.	64,045	15,824,239
Williams Cos., Inc.	257,018	18,705,770
		439,237,470
Passenger Airlines–0.16%
Delta Air Lines, Inc.	136,600	9,081,168
Southwest Airlines Co.	100,581	3,778,828
†United Airlines Holdings, Inc.	68,500	6,306,795
		19,166,791
Personal Care Products–0.09%
Estee Lauder Cos., Inc. Class A	51,667	3,708,141
Kenvue, Inc.	405,871	6,997,216
		10,705,357
Pharmaceuticals–3.49%
Bristol-Myers Squibb Co.	434,766	26,368,558
Eli Lilly & Co.	167,928	154,455,137
Johnson & Johnson	510,552	124,799,331
Merck & Co., Inc.	528,081	63,522,863
Pfizer, Inc.	1,208,148	33,924,796
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	253,051	$3,418,719
Zoetis, Inc.	88,321	10,440,425
		416,929,829
Professional Services–0.38%
Automatic Data Processing, Inc.	85,788	17,430,406
Broadridge Financial Solutions, Inc.	25,500	4,143,240
Equifax, Inc.	25,898	4,663,453
Jacobs Solutions, Inc.	25,534	3,249,967
Leidos Holdings, Inc.	26,700	4,152,384
Paychex, Inc.	70,376	6,483,037
Verisk Analytics, Inc.	30,000	5,692,500
		45,814,987
Real Estate Management & Development–0.10%
†CBRE Group, Inc. Class A	62,376	8,449,453
†CoStar Group, Inc.	92,600	3,735,484
		12,184,937
Residential REITs–0.20%
AvalonBay Communities, Inc.	29,748	4,859,336
Camden Property Trust	23,500	2,295,010
Equity Residential	75,942	4,491,969
Essex Property Trust, Inc.	13,900	3,363,800
Invitation Homes, Inc.	125,600	3,121,160
Mid-America Apartment Communities, Inc.	24,300	2,967,516
UDR, Inc.	66,400	2,242,992
		23,341,783
Retail REITs–0.27%
Federal Realty Investment Trust	16,200	1,720,602
Kimco Realty Corp.	138,345	3,108,612
Realty Income Corp.	193,700	11,850,566
Regency Centers Corp.	36,900	2,791,854
Simon Property Group, Inc.	68,948	12,860,871
		32,332,505
Semiconductors & Semiconductor Equipment–14.36%
†Advanced Micro Devices, Inc.	346,683	70,525,723
Analog Devices, Inc.	103,223	32,839,365
Applied Materials, Inc.	167,953	57,404,656
Broadcom, Inc.	1,003,170	310,491,147
†First Solar, Inc.	22,900	4,517,254
†Intel Corp.	992,828	43,813,500
KLA Corp.	27,901	41,081,711
Lam Research Corp.	264,300	56,470,338
Microchip Technology, Inc.	112,906	7,294,857
Micron Technology, Inc.	238,859	80,696,124
Monolithic Power Systems, Inc.	10,080	11,020,968
NVIDIA Corp.	5,153,800	898,822,720
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	53,100	$10,453,266
†ON Semiconductor Corp.	81,200	5,027,904
Qnity Electronics, Inc. Class W/I	45,924	5,298,711
QUALCOMM, Inc.	227,724	29,326,297
Skyworks Solutions, Inc.	31,500	1,686,825
Teradyne, Inc.	33,500	9,931,410
Texas Instruments, Inc.	193,524	37,570,749
		1,714,273,525
Software–8.19%
†Adobe, Inc.	86,500	21,026,420
†AppLovin Corp. Class A	57,700	22,964,600
†Autodesk, Inc.	45,263	10,835,962
†Cadence Design Systems, Inc.	57,520	15,983,082
†Crowdstrike Holdings, Inc. Class A	52,920	20,660,497
†Datadog, Inc. Class A	68,500	8,086,425
†Fair Isaac Corp.	5,100	5,444,454
†Fortinet, Inc.	133,300	10,893,276
Gen Digital, Inc.	117,925	2,220,528
Intuit, Inc.	59,480	25,717,963
Microsoft Corp.	1,574,788	582,939,274
Oracle Corp.	359,658	52,909,288
†Palantir Technologies, Inc. Class A	485,900	71,077,452
†Palo Alto Networks, Inc.	168,900	27,078,048
†PTC, Inc.	26,200	3,733,238
Roper Technologies, Inc.	22,964	8,126,041
Salesforce, Inc.	198,036	36,967,380
†ServiceNow, Inc.	220,480	23,051,184
†Synopsys, Inc.	39,258	15,565,012
†Trimble, Inc.	50,600	3,300,638
†Tyler Technologies, Inc.	8,960	3,067,725
†Workday, Inc. Class A	45,600	5,924,352
		977,572,839
Specialized REITs–0.78%
American Tower Corp.	99,503	17,172,228
Crown Castle, Inc.	92,765	7,542,722
Digital Realty Trust, Inc.	68,400	12,326,364
Equinix, Inc.	20,942	20,528,186
Extra Space Storage, Inc.	46,400	6,084,432
Iron Mountain, Inc.	61,400	6,271,396
Public Storage	33,651	9,115,383
SBA Communications Corp.	22,100	3,803,631
VICI Properties, Inc.	229,900	6,280,868
Weyerhaeuser Co.	160,207	3,913,857
		93,039,067
Specialty Retail–1.72%
†AutoZone, Inc.	3,547	11,980,986
Best Buy Co., Inc.	42,877	2,752,703
†Carvana Co.	29,880	9,393,674
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Home Depot, Inc.	211,505	$69,561,880
Lowe's Cos., Inc.	118,917	28,097,709
†O'Reilly Automotive, Inc.	178,755	16,500,874
Ross Stores, Inc.	67,926	14,714,809
TJX Cos., Inc.	234,592	37,464,343
Tractor Supply Co.	113,700	5,150,610
†Ulta Beauty, Inc.	9,440	4,934,382
Williams-Sonoma, Inc.	25,500	4,649,415
		205,201,385
Technology Hardware, Storage & Peripherals–7.34%
Apple, Inc.	3,113,656	790,214,756
Dell Technologies, Inc. Class C	64,000	10,504,320
Hewlett Packard Enterprise Co.	286,676	6,825,755
HP, Inc.	201,176	3,864,591
NetApp, Inc.	42,043	4,304,783
†Sandisk Corp.	31,400	19,949,676
Seagate Technology Holdings PLC	46,272	18,127,519
†Super Micro Computer, Inc.	111,000	2,527,470
Western Digital Corp.	72,234	19,538,575
		875,857,445
Textiles, Apparel & Luxury Goods–0.24%
†Deckers Outdoor Corp.	30,300	3,032,727
†Lululemon Athletica, Inc.	22,800	3,490,680
NIKE, Inc. Class B	254,968	13,467,410
Ralph Lauren Corp.	7,912	2,721,649
Tapestry, Inc.	42,634	6,016,083
		28,728,549
Tobacco–0.65%
Altria Group, Inc.	355,301	23,446,313
Philip Morris International, Inc.	330,116	54,581,379
		78,027,692
Trading Companies & Distributors–0.26%
Fastenal Co.	247,912	11,503,117
United Rentals, Inc.	13,180	9,602,421
WW Grainger, Inc.	9,453	10,311,427
		31,416,965
Water Utilities–0.05%
American Water Works Co., Inc.	41,200	5,606,908
		5,606,908
Wireless Telecommunication Services–0.18%
T-Mobile U.S., Inc.	99,815	20,964,145
		20,964,145
Total Common Stock (Cost $2,735,476,559)		11,856,802,763

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.59%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	70,236,761	$70,236,761
Total Money Market Fund (Cost $70,236,761)		70,236,761

TOTAL INVESTMENTS–99.92% (Cost $2,805,713,320)	$11,927,039,524
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	9,976,931
NET ASSETS APPLICABLE TO 370,771,537 SHARES OUTSTANDING–100.00%	$11,937,016,455

†Non-income producing.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
256	CME E-mini S&P 500 Index Futures	$84,105,600	$85,179,483	6/18/26	$—	$(1,073,883)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA S&P 500 Index Fund–8